STATEMENT OF CHANGES IN STOCKHOLDERS' DEFICIT (Unaudited) - D Boral A R C Merger Corp [Member] - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Subscription Receivable [Member]	Total Stockholders Deficit [Member]
Balance – December 31, 2025 at Dec. 31, 2025		$ 100	$ (590)	$ (100)	$ (590)
Ending balance, shares at Dec. 31, 2025	100
Net loss			(10,000)		(10,000)
Balance – December 31, 2025 at Mar. 31, 2026		$ 100	$ (10,590)	$ (100)	$ (10,590)
Ending balance, shares at Mar. 31, 2026	100